Note 8 - Property and equipment, net: Schedule of Financial Instruments Owned and Pledged as Collateral (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less: accumulated depreciation	$ (2,609,056)	$ (2,396,125)
Building
Less: accumulated depreciation	(25,632)	(23,127)
Gross | Building
Debt Instrument, Collateral Amount	69,349	71,297
Net | Building
Debt Instrument, Collateral Amount	$ 43,717	$ 48,169